Other Assets	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Other Assets
20	Other Assets

As at October 31 ($ millions)	2024 (1)	2023 (1)
Accrued interest	$5,352	$4,907
Accounts receivable and prepaids	2,118	2,456
Current tax assets	2,374	2,743
Margin deposits on derivatives	9,976	12,254
Segregated fund assets	1,231	1,468
Pension assets (Note 29)	684	936
Receivable from brokers, dealers and clients	3,244	4,142
Other	5,322	6,278
Total	$30,301	$35,184

(1)	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4 of the consolidated financial statements.